JNL/BlackRock Global Long Short Credit Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the JNL/BlackRock Global Long Short Credit Fund (the “Fund”) is to seek absolute total returns over a complete market cycle.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		JNL/BlackRock Global Long Short Credit Fund
Management Fees		0.95%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses	[1]	0.90%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses	[3]	2.06%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser"). The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are 0.71%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[3]	Expense information has been restated to reflect current fees.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNL/BlackRock Global Long Short Credit Fund	209	646	1,108	2,390

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223 % of the average value of its portfolio.

Portfolio Turnover, Rate	223.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, which may be of any duration or maturity.

Under normal market conditions, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock Financial Management, Inc., BlackRock International Limited, and BlackRock (Singapore) Limited, the Fund’s sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries)

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to fixed income securities by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed-end registered investment companies, which may be managed by a Sub-Adviser or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Borrowing risk – Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

•	Collateralized debt obligations risk – Collateralized debt obligations (CDOs) are subject to credit, interest rate, valuation, prepayment and extension risks. In addition, CDOs carry additional risks, including but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment returns achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of a forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

•	Concentration risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments than a fund that invests in a wider variety of countries, regions, industries, sectors or investments

•	Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and conversion price. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The value of the convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•	Corporate loan and bank loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, the market for these loans may not be sufficiently liquid, and the Fund may have difficulty selling them.

•	Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.

•	Distressed debt risk – Investments in distressed debt, which include the securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy, involve substantial risks of investing in lower-grade debt securities. To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

•	Emerging markets and less developed countries risk –Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in emerging market and less developed countries are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets. Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. As a result of these risks, investments in emerging market securities tend to be more volatile than investments in developed countries.

•	Event driven and special situations risk – At times, the Fund may seek to benefit from what are considered “special situations,” such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. Such special situations may involve so-called “distressed companies,” the debt obligations of which typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are more likely to become worthless. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply

•	Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Such events may adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets. In addition, the economies of certain foreign markets may not compare favorably with the economy of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. There may be less publicly available information and more volatile or less liquid markets.

•	High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Income risk – –The risk that the income generated by the Fund’s investments will decline because of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates – which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall

•	Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•	Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•	Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.

•	Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

•	Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

•	Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•	Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

•	Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment managers’ choice of securities within the sector for investment

•	Senior loans risk – There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

•	Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Short sales involve greater reliance on the investment manager’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss more than it would be without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones .

•	Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•	Structured products risk – Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly-traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

•	Tax risk – The tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions. The IRS has issued a ruling that causes certain income from commodity-linked swaps to not be considered qualifying income for purposes of the Fund’s being taxed as a regulated investment company under Subchapter M (“RIC”). Any income derived from direct investments in such commodity-linked swaps commodities, certain other commodity-linked derivatives, and other non-qualifying income must be limited each taxable year to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject the Fund to federal income tax on its taxable income at regular corporate rates (without regard to the dividends-paid deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, subject to the maximum rates on “qualified dividend income” for individuals and certain other non-corporate shareholders. The Fund’s failure to qualify as a RIC would subject Fund shareholders to the risk of diminished returns.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices and a composite index that have investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Mar. 31, 2014
Highest Quarterly Return	1.49%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Sep. 30, 2014
Lowest Quarterly Return	(1.06%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2014
Performance [Table]
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
JNL/BlackRock Global Long Short Credit Fund	1.19%	1.31%	Apr. 29, 2013
JNL/BlackRock Global Long Short Credit Fund Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.03%	0.05%	Apr. 29, 2013